Taxation - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Taxation [Line Items]
Percentage vote and value of subsidiaries included in the Group consolidated federal tax return	80.00%	80.00%	80.00%
Percentage vote and value of subsidiaries in the Group consolidated state tax return	50.00%	50.00%	50.00%
Income tax expense/(benefit)	$ (4,008)	$ 30,525	$ (55,719)
Federal - current
Taxation [Line Items]
Tax losses			219,466
Tax credits	238	1,396	4,500
Unused federal orphan drug tax credits	0	930
Federal - current | Operating loss carryforwards not subject to expiration
Taxation [Line Items]
Tax losses	2,993
Massachusetts
Taxation [Line Items]
Tax losses	125,322	111,446	71,700
Tax credits	0	98	$ 600
Gross Amount
Taxation [Line Items]
Deferred tax assets (liabilities), net, not recognized	282,280	367,472
Tax losses	7,815	13,681
Tax credits	238	468
US
Taxation [Line Items]
Deferred tax assets (liabilities), net, not recognized	$ 75,746	$ 88,058